Restructuring and Contract Terminnation Costs (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Severance and Related	Dec. 31, 2012 Severance and Related	Dec. 31, 2013 Total	Dec. 31, 2012 Total	Dec. 31, 2011 Total	Dec. 31, 2013 Contract Termination	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2013 LIN Television Severance and Related	Dec. 31, 2012 LIN Television Severance and Related	Dec. 31, 2013 LIN Television Total	Dec. 31, 2012 LIN Television Total	Dec. 31, 2011 LIN Television Total	Dec. 31, 2013 LIN Television Contract Termination
Restructuring
Expected cash payments during 2014	$ 400,000														$ 400,000
Restructuring
Balance at the beginning of the period				717,000	515,000								717,000	515,000
Charges	3,895,000	1,009,000	707,000	3,895,000	1,009,000					3,895,000	1,009,000	707,000	3,895,000	1,009,000	3,900,000	1,000,000	700,000
Payments				(4,189,000)	(807,000)	(4,200,000)	(800,000)	(1,100,000)	(5,400,000)				(4,189,000)	(807,000)	(4,200,000)	(800,000)	(1,100,000)	(5,400,000)
Balance at the end of the period				423,000	717,000								423,000	717,000
Decrease in deferred credits									$ 1,500,000									$ 1,500,000